RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due from Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 67,006,828	$ 30,256,020
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	63,801,695	29,640,303
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,205,133	$ 615,717